Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (PEO) and our other NEOs (Other NEOs) as presented in the Summary Compensation Table, (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (CAP Amounts), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended (Exchange Act).
The following table provides information regarding the CAP to the principal executive officer (“PEO”) and, as an average, the other NEOs (“non-PEO NEOs”), and select financial performance measures, in each case, during the year ended December 31, 2025.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table (SCT) Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Share- holder Return(3)	Peer Group Total Share- holder Return(3)	Net Income (Loss) ($ in millions)	Adjusted EPS ($)(4)
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
2025	13,466,330	29,506,826	3,673,877	4,103,898	$104.02	$108.67	$1,185	$2.40

•
The amounts reported in columns (B) and (D) are the total compensation reported in the Summary Compensation Table for the Chief Executive Officer Jan Jenisch, the PEO, and the other Non-PEO NEOs, Ian Johnston, Jake Gosa, Denise Singleton, and Jaime Hill.

•
The amounts reported in column (C) and (E) represent the CAP amounts to the NEOs for the corresponding fiscal year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Year	2025	2025
PEO	PEO	Average of Non-PEOs
SCT Total Compensation ($)	13,466,330	3,673,877
Add: Pension Service Cost for the Covered Year ($)	84,468	—
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(9,942,122)	(2,107,405)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	12,406,053	2,578,661
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	12,637,295	(31,623)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Covered Year ($)	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	752,631	(9,612)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—
Add: Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified during the Covered Year ($)	102,171	—
Compensation Actually Paid ($)	29,506,826	4,103,898

•	Amounts presented are averages for the entire group of Other NEOs in each respective year.
•
Valuation assumptions and methodology used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. The Black-Scholes values as of the applicable year-end or vest dates used (a) the closing price as of the revaluation date as the current market price and (b) an adjusted expected life, given applicable time lapsed since grant date.

•
As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index. For Amrize and the peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on the Spin-Off date.

•	Adjusted EPS is a non-GAAP financial measure. For additional information about this non-GAAP financial measure, see “Definition and Reconciliation of Non-GAAP Measures” below.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
•
The amounts reported in columns (B) and (D) are the total compensation reported in the Summary Compensation Table for the Chief Executive Officer Jan Jenisch, the PEO, and the other Non-PEO NEOs, Ian Johnston, Jake Gosa, Denise Singleton, and Jaime Hill.

Peer Group Issuers, Footnote
•
As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index. For Amrize and the peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on the Spin-Off date.

PEO Total Compensation Amount	$ 13,466,330
PEO Actually Paid Compensation Amount	$ 29,506,826
Adjustment To PEO Compensation, Footnote
•
The amounts reported in column (C) and (E) represent the CAP amounts to the NEOs for the corresponding fiscal year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Year	2025	2025
PEO	PEO	Average of Non-PEOs
SCT Total Compensation ($)	13,466,330	3,673,877
Add: Pension Service Cost for the Covered Year ($)	84,468	—
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(9,942,122)	(2,107,405)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	12,406,053	2,578,661
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	12,637,295	(31,623)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Covered Year ($)	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	752,631	(9,612)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—
Add: Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified during the Covered Year ($)	102,171	—
Compensation Actually Paid ($)	29,506,826	4,103,898

Non-PEO NEO Average Total Compensation Amount	$ 3,673,877
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,103,898
Adjustment to Non-PEO NEO Compensation Footnote
•
The amounts reported in column (C) and (E) represent the CAP amounts to the NEOs for the corresponding fiscal year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Year	2025	2025
PEO	PEO	Average of Non-PEOs
SCT Total Compensation ($)	13,466,330	3,673,877
Add: Pension Service Cost for the Covered Year ($)	84,468	—
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(9,942,122)	(2,107,405)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	12,406,053	2,578,661
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	12,637,295	(31,623)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Covered Year ($)	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	752,631	(9,612)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—
Add: Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified during the Covered Year ($)	102,171	—
Compensation Actually Paid ($)	29,506,826	4,103,898

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Most Important Financial Performance Measures to Determine 2025 Compensation Actually Paid
As described in more detail in the “Compensation Discussion and Analysis” section, our executive compensation program reflects a pay-for-performance philosophy and includes performance metrics that are intended to incentivize our NEOs and align our NEOs’ interests with those of our stockholders. With respect to the 2025 fiscal year, the most important financial performance measures used to link executive CAP to our performance overall are as follows:

Metrics Used in Determining NEO Pay
Adjusted EBITDA Growth
Adjusted EPS
Cash Conversion
Health, Safety and Environment (HSE) Scorecard
Relative TSR
Revenue Growth

Total Shareholder Return Amount	$ 104.02
Peer Group Total Shareholder Return Amount	108.67
Net Income (Loss)	$ 1,185,000,000
Company Selected Measure Amount | $ / shares	2.4
PEO Name	Jan Jenisch
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
•	Adjusted EPS is a non-GAAP financial measure. For additional information about this non-GAAP financial measure, see “Definition and Reconciliation of Non-GAAP Measures” below.

Measure:: 3
Pay vs Performance Disclosure
Name	Cash Conversion
Measure:: 4
Pay vs Performance Disclosure
Name	Health, Safety and Environment (HSE) Scorecard
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Revenue Growth
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 84,468
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,942,122)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,406,053
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,637,295
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	752,631
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,171
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,107,405)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,578,661
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,623)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,612)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0